SEMIANNUAL REPORT JUNE 30, 2002


GROWTH PORTFOLIO
A SERIES OF PANORAMA SERIES FUND, INC.

                                                                  [LOGO OMITTED]
                                             OPPENHEIMERFUNDS[REGISTRATION MARK]
                                                         The Right Way to Invest

GROWTH PORTFOLIO

================================================================================
OBJECTIVE
PANORAMA SERIES FUND, INC.-- GROWTH PORTFOLIO seeks high total return.
================================================================================
NARRATIVE BY CHARLES ALBERS AND NIKOLAOS MONOYIOS, CO-PORTFOLIO MANAGERS
For the six-month period ended June 30, 2002, Growth Portfolio provided a cumulative total return of -7.31% at Net Asset Value.(1) In comparison, the Portfolio's benchmark, the Standard & Poor's 500 Composite Stock Price Index (S&P 500), provided a -13.15% cumulative total return over the same period.
   The good news is that the Portfolio's returns have continued to exceed those of the S&P 500. The bad news is that the large-cap stocks that comprise the S&P 500 generally posted lackluster returns during the first half of 2002. We attribute the market's weakness to anemic corporate earnings among large companies, which have not yet responded to the beginnings of an economic recovery, and to negative investor sentiment, fueled by well publicized accounting scandals. In addition, some companies have increased their debt loads due to acquisitions and stock buy-backs, while others have diluted the value of their shares by issuing stock to complete mergers or award generous stock options.
   As is consistent with our disciplined, quantitative investment approach, economic and market factors had little direct influence on how the Portfolio was managed during the six-month period. Instead, we continued to rely on our statistical models, which take a company-by-company approach, assigning each stock a ranking according to various industry and company-specific criteria.
   Throughout the period, our "top-down" models, which assess the overall economic environment, suggested that smaller companies were likely to produce higher returns than the largest ones, as they have since mid-2000. Accordingly, companies at the lower end of the large-cap range scored well, and we focused the Portfolio's investments there. In addition, we invested a portion of the Portfolio's assets in mid- and small-cap stocks, and we maintained relatively light exposure to the largest "mega-cap" names. The Portfolio's performance benefited from these decisions.
   Our "bottom-up" models, which analyze individual securities, suggested that value-oriented stocks might continue to do better than growth-oriented ones, and the Portfolio's investments therefore reflected a modest bias toward value. That is, the Portfolio's holdings featured lower price-to-earnings and price-to-cash-flow ratios than the overall market. Because value stocks produced substantially better performance than growth stocks, this decision also benefited the Portfolio's relative performance. Late in the period, when our models suggested that the bulk of growth stocks' declines may be behind us, we sold a number of relatively safer, defensive holdings and purchased some cyclical and growth names. The result has been a more equitable balance between growth and value.



1. Total returns include changes in net asset value per share but do not include the charges associated with the separate account products which offer this Portfolio. Such performance would have been lower if such charges were taken into account, and can be provided


2  GROWTH PORTFOLIO

   Three particularly important factors that contributed to the Portfolio's performance during the reporting period were the "special effects" created by corporate activities, stock prices considered relative to debt levels and relative strength variations derived by examining the path specific stock prices took from point A to point B. By incorporating these criteria into our statistical models, we were able to avoid those stocks hurt by intensified scrutiny of their accounting practices and companies that became overextended or diluted the value of their shares when financing acquisitions. Instead, these factors helped point our models toward financially sound companies whose earnings consistency led to greater investor interest and more stable stock prices.
   In this environment, the Portfolio received particularly strong contributions to performance from its stock picks in the consumer staples group, which generally benefited from surprisingly robust consumer spending patterns and low interest rates. The Portfolio also benefited from relatively light exposure to the hardest hit industry groups, including information technology and communications services.
   While the recession and the Federal Reserve Board's aggressive interest-rate reduction campaign appear to be over, the strength and duration of the current economic recovery are uncertain. Nonetheless, buoyed by accumulating evidence of a stronger economy, our models have begun to assign higher rankings to companies that tend to do well during economic rebounds, including cyclical and growth-oriented businesses.
   As a result, we've changed the way in which the Portfolio's assets are apportioned among various industry groups to more closely approximate their representation in the S&P 500. As of the period's end, the largest deviation from the averages could be found in the financials sector. Conversely, the Portfolio's lightest relative exposure was in the information technology group.
   Looking forward, we remain committed to our disciplined, quantitative style of investing, which has helped us disregard short-term market "noise" in favor of more persistent market trends. And with approximately 500 stocks in the Portfolio as of June 30, 2002, our approach takes full advantage of the risk management benefits of broad diversification. After all, finding investment opportunities and managing risk help make Growth Portfolio an important part of THE RIGHT WAY TO INVEST.



IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, THE PORTFOLIO'S PERFORMANCE MAY BE SUBJECT TO FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE LESS THAN THE RESULTS SHOWN.

The Portfolio's holdings are subject to change. The Portfolio's investment strategy and focus can change over time. The mention of specific Portfolio holdings does not constitute a recommendation by OppenheimerFunds, Inc.

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


3  GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS  June 30, 2002 / Unaudited


                                                MARKET VALUE
                                    SHARES        SEE NOTE 1
============================================================
COMMON STOCKS--96.1%
------------------------------------------------------------
CONSUMER DISCRETIONARY--14.6%
------------------------------------------------------------
AUTO COMPONENTS--0.3%
American Axle & Manufacturing
   Holdings, Inc.(1)                   300      $      8,922
ArvinMeritor, Inc.                   1,300            31,200
Borg-Warner Automotive, Inc.(1)      1,000            57,760
Cooper Tire & Rubber Co.             1,100            22,605
Dana Corp.                           5,200            96,356
Delphi Corp.                         9,600           126,720
Johnson Controls, Inc.                 200            16,322
Lear Corp.(1)                        5,800           268,250
Superior Industries International,
   Inc.                                500            23,125
Tower Automotive, Inc.(1)            1,200            16,740
Visteon Corp.                        1,300            18,460
                                                ------------
                                                     686,460
------------------------------------------------------------
AUTOMOBILES--0.9%
Ford Motor Co.                      15,511           248,176
General Motors Corp.                14,700           785,715
Harley-Davidson, Inc.               15,200           779,304
Winnebago Industries, Inc.             300            13,200
                                                ------------
                                                   1,826,395
------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.0%
AFC Enterprises, Inc.(1)               100             3,125
Alliance Gaming Corp.(1)               200             2,496
Applebee's International, Inc.       4,125            94,669
Boyd Gaming Corp.(1)                   400             5,760
CEC Entertainment, Inc.(1)             100             4,130
Choice Hotels International, Inc.(1)   700            14,007
Darden Restaurants, Inc.             9,150           226,005
GTech Holdings Corp.(1)              4,800           122,592
Harrah's Entertainment, Inc.(1)      1,900            84,265
Hilton Hotels Corp.                 14,500           201,550
Hotels.com, Cl. A(1)                 1,100            46,453
Landry's Restaurants, Inc.             700            17,857
Mandalay Resort Group(1)             1,800            49,626
Marriott International, Inc.,
   Cl. A                             1,400            53,270
McDonald's Corp.                    13,500           384,075
MGM Mirage, Inc.(1)                  3,500           118,125
P.F. Chang's China Bistro, Inc.(1)   1,000            31,420
Panera Bread Co., Cl. A(1)           1,200            41,364
Papa John's International, Inc.(1)     300            10,017
Royal Caribbean Cruises Ltd.         1,000            19,500
Ruby Tuesday, Inc.                   9,700           188,180
Ryan's Family Steak Houses, Inc.(1)  2,850            37,648
Sonic Corp.                            800            25,128
Starbucks Corp.(1)                     800            19,880

                                                MARKET VALUE
                                    SHARES        SEE NOTE 1
------------------------------------------------------------
Starwood Hotels & Resorts
   Worldwide, Inc.                   2,500      $     82,225
Yum! Brands, Inc.(1)                 6,200           181,350
                                                ------------
                                                   2,064,717
------------------------------------------------------------
HOUSEHOLD DURABLES--1.8%
American Greetings Corp., Cl. A      2,500            41,650
Beazer Homes USA, Inc.(1)            1,500           120,000
Black & Decker Corp.                 1,100            53,020
Centex Corp.                         6,000           346,740
Cooper Industries Ltd., Cl. A        8,700           341,910
Fortune Brands, Inc.                 5,400           302,400
Hovnanian Enterprises, Inc.,
   Cl. A(1)                            700            25,116
KB Home                             10,500           540,855
La-Z-Boy, Inc.                         200             5,044
Leggett & Platt, Inc.                  400             9,360
Lennar Corp.                         2,300           140,760
M.D.C. Holdings, Inc.                  300            15,600
Maytag Corp.                         2,700           115,155
Newell Rubbermaid, Inc.              5,500           192,830
Pulte Homes, Inc.                    2,400           137,952
Ryland Group, Inc. (The)            11,000           547,250
Snap-On, Inc.                          200             5,938
Toll Brothers, Inc.(1)              12,000           351,600
Whirlpool Corp.                      6,700           437,912
                                                ------------
                                                   3,731,092
------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.0%
Insight Enterprises, Inc.(1)           800            20,152
Priceline.com, Inc.(1)                 300               837
                                                ------------
                                                      20,989
------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.4%
Acclaim Entertainment, Inc.(1)       3,700            13,061
Action Performance Cos., Inc.(1)     1,300            41,080
Brunswick Corp.                      5,500           154,000
Eastman Kodak Co.                   10,500           306,285
Hasbro, Inc.                         8,700           117,972
Mattel, Inc.                         5,000           105,400
Nautilus Group, Inc. (The)(1)        1,900            58,140
Polaris Industries, Inc.               700            45,500
                                                ------------
                                                     841,438
------------------------------------------------------------
MEDIA--0.6%
AOL Time Warner, Inc.(1)            30,300           445,713
Belo Corp., Cl. A                      400             9,044
EchoStar Communications
   Corp., Cl. A(1)                   1,100            20,416
Fox Entertainment Group, Inc.,
   A Shares(1)                       1,900            41,325
Gannett Co., Inc.                    1,200            91,080
Knight-Ridder, Inc.                    200            12,590


4  GROWTH PORTFOLIO

                                                MARKET VALUE
                                    SHARES        SEE NOTE 1
------------------------------------------------------------
MEDIA Continued
Liberty Media Corp., Cl. A(1)        7,300      $     73,000
Marvel Enterprises, Inc.(1)          1,600             8,768
McGraw-Hill Cos., Inc. (The)         1,000            59,700
New York Times Co., Cl. A              300            15,450
R.H. Donnelley Corp.(1)              2,500            69,925
Tribune Co.                          1,500            65,250
Viacom, Inc., Cl. B(1)               9,525           422,624
                                                ------------
                                                   1,334,885
------------------------------------------------------------
MULTILINE RETAIL--4.3%
BJ's Wholesale Club, Inc.(1)         2,600           100,100
Costco Wholesale Corp.(1)           22,800           880,536
Dillard's, Inc., Cl. A               2,900            76,241
Dollar General Corp.                   800            15,224
Federated Department Stores, Inc.(1) 7,600           301,720
Kohl's Corp.(1)                      1,800           126,144
May Department Stores Co.           10,800           355,644
Nordstrom, Inc.                      1,800            40,770
Penney (J.C.) Co., Inc.
   (Holding Co.)                    10,000           220,200
Sears Roebuck & Co.                 19,200         1,042,560
Shopko Stores, Inc.(1)                 600            12,120
Target Corp.                        13,300           506,730
Wal-Mart Stores, Inc.               94,700         5,209,447
                                                ------------
                                                   8,887,436
------------------------------------------------------------
SPECIALTY RETAIL--4.4%
American Eagle Outfitters, Inc.(1)   4,800           101,472
AnnTaylor Stores Corp.(1)            1,700            43,163
AutoNation, Inc.(1)                  9,000           130,500
AutoZone, Inc.(1)                    5,500           425,150
Barnes & Noble, Inc.(1)              1,500            39,645
Bed Bath & Beyond, Inc.(1)          12,000           452,880
Blockbuster, Inc., Cl. A             5,000           134,500
Borders Group, Inc.(1)               1,500            27,600
CDW Computer Centers, Inc.(1)        4,600           215,326
Chico's FAS, Inc.(1)                   400            14,528
Christopher & Banks Corp.(1)           100             4,230
Circuit City Stores, Inc./Circuit
   City Group                        5,700           106,875
Deb Shops, Inc.                        100             3,378
Electronics Boutique Holdings
   Corp.(1)                          1,600            46,880
Foot Locker, Inc.(1)                 8,900           128,605
Gap, Inc. (The)                     40,300           572,260
Group 1 Automotive, Inc.(1)            800            30,520
Home Depot, Inc.                    61,100         2,244,203
Hot Topic, Inc.(1)                   6,600           176,286
Hughes Supply, Inc.                    300            13,470
Limited Brands, Inc.                22,800           485,640
Lowe's Cos., Inc.                   16,500           749,100
Michaels Stores, Inc.(1)             3,500           136,500
Movie Gallery, Inc.(1)                 500            10,560

                                                MARKET VALUE
                                    SHARES        SEE NOTE 1
------------------------------------------------------------
Office Depot, Inc.(1)               18,000      $    302,400
Pacific Sunwear of California,
   Inc.(1)                             200             4,434
Pep Boys-Manny, Moe & Jack             800            13,480
PetsMart, Inc.(1)                    1,200            19,248
Pier 1 Imports, Inc.                 3,200            67,200
RadioShack Corp.                     2,500            75,150
Rent-A-Center, Inc.(1)                 100             5,801
Ross Stores, Inc.                   11,900           484,925
Sherwin-Williams Co.                   500            14,965
Sonic Automotive, Inc.(1)            1,700            43,775
Staples, Inc.(1)                     8,000           157,600
Talbots, Inc. (The)                  5,000           175,000
Tiffany & Co.                        2,400            84,480
TJX Cos., Inc. (The)                55,100         1,080,511
Too, Inc.(1)                         3,600           110,880
United Auto Group, Inc.(1)             300             6,270
Williams-Sonoma, Inc.(1)             2,200            67,452
                                                ------------
                                                   9,006,842
------------------------------------------------------------
TEXTILES & APPAREL--0.9%
Liz Claiborne, Inc.                 10,700           340,260
Nike, Inc., Cl. B                   26,900         1,443,185
Reebok International Ltd.(1)           500            14,750
Tommy Hilfiger Corp.(1)              1,500            21,480
VF Corp.                               300            11,763
                                                ------------
                                                   1,831,438
------------------------------------------------------------
CONSUMER STAPLES--10.5%
------------------------------------------------------------
BEVERAGES--2.3%
Adolph Coors Co., Cl. B              1,200            74,760
Anheuser-Busch Cos., Inc.           24,300         1,215,000
Coca-Cola Co. (The)                 49,300         2,760,800
Pepsi Bottling Group, Inc. (The)       500            15,400
PepsiCo, Inc.                       15,420           743,244
                                                ------------
                                                   4,809,204
------------------------------------------------------------
FOOD & DRUG RETAILING--1.8%
Albertson's, Inc.                   34,600         1,053,916
CVS Corp.                           13,400           410,040
Kroger Co. (The)(1)                 46,600           927,340
Safeway, Inc.(1)                    17,100           499,149
Sysco Corp.                          4,800           130,656
Walgreen Co.                        16,000           618,080
                                                ------------
                                                   3,639,181
------------------------------------------------------------
FOOD PRODUCTS--2.8%
Archer-Daniels-Midland Co.           3,505            44,829
Campbell Soup Co.                   14,400           398,304
ConAgra Foods, Inc.                 20,100           555,765
Dole Food Co., Inc.                  1,000            28,850
Fresh Del Monte Produce, Inc.          400            10,000
Hershey Foods Corp.                  2,400           150,000
Interstate Bakeries Corp.              800            23,104


5  GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                MARKET VALUE
                                    SHARES        SEE NOTE 1
------------------------------------------------------------
FOOD PRODUCTS Continued
Kellogg Co.                         25,900      $    928,774
Kraft Foods, Inc., Cl. A            38,900         1,592,955
Sara Lee Corp.                      33,348           688,303
Smucker Co., J.M. (The)                480            16,382
Tyson Foods, Inc., Cl. A             2,900            44,979
Unilever NV, NY Shares               6,500           421,200
Wrigley, William Jr. Co.            14,600           808,110
                                                ------------
                                                   5,711,555
------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.5%
Clorox Co. (The)                     9,600           396,960
Colgate-Palmolive Co.               10,000           500,500
Dial Corp. (The)                     2,900            58,058
Procter & Gamble Corp. (The)        24,000         2,143,200
                                                ------------
                                                   3,098,718
------------------------------------------------------------
PERSONAL PRODUCTS--0.7%
Avon Products, Inc.                 16,700           872,408
Gillette Co.                        20,000           677,400
Oakley, Inc.(1)                        800            13,920
                                                ------------
                                                   1,563,728
------------------------------------------------------------
TOBACCO--1.4%
Philip Morris Cos., Inc.            49,600         2,166,528
R.J. Reynolds Tobacco Holdings,
   Inc.                             14,000           752,500
                                                ------------
                                                   2,919,028
------------------------------------------------------------
ENERGY--8.2%
------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.2%
Baker Hughes, Inc.                   2,800            93,212
Helmerich & Payne, Inc.              1,700            60,724
Schlumberger Ltd.                    4,700           218,550
Weatherford International Ltd.       2,100            90,720
                                                ------------
                                                     463,206
------------------------------------------------------------
OIL & GAS--8.0%
Amerada Hess Corp.                   1,100            90,750
Baytex Energy Ltd.(1)               25,100           118,824
Canadian 88 Energy Corp.(1)        108,500           194,756
Canadian Natural Resources Ltd.     27,000           914,616
Chesapeake Energy Corp.(1)             300             2,160
ChevronTexaco Corp.                 18,594         1,645,569
Conoco, Inc.                        19,000           528,200
Devon Energy Corp.                   2,400           118,272
Encana Corp.                           800            24,565
EOG Resources, Inc.                 12,100           480,370
Exxon Mobil Corp.                  142,176         5,817,842
Frontier Oil Corp.                  30,400           535,040
Kerr-McGee Corp.                       900            48,195
Marathon Oil Corp.                  16,900           458,328
Murphy Oil Corp.                     8,100           668,250
Occidental Petroleum Corp.          11,700           350,883

                                                MARKET VALUE
                                    SHARES        SEE NOTE 1
------------------------------------------------------------
Ocean Energy, Inc.                   1,700      $     36,839
Phillips Petroleum Co.              14,160           833,741
Rio Alto Exploration Ltd.(1)        11,700           142,317
Royal Dutch Petroleum Co.,
   NY Shares                        39,700         2,194,219
Sunoco, Inc.                         5,600           199,528
Talisman Energy, Inc.               20,000           897,495
Unocal Corp.                         5,100           188,394
                                                ------------
                                                  16,489,153
------------------------------------------------------------
FINANCIALS--22.1%
------------------------------------------------------------
BANKS--7.1%
AmSouth Bancorp                      3,100            69,378
Astoria Financial Corp.              8,000           256,400
Bank of America Corp.               46,500         3,271,740
Bank of New York Co., Inc. (The)     8,400           283,500
Bank One Corp.                      25,900           996,632
Banknorth Group, Inc.                1,500            39,030
BB&T Corp.                           6,900           266,340
Charter One Financial, Inc.          6,045           207,827
Comerica, Inc.                      12,800           785,920
Downey Financial Corp.                 400            18,920
FleetBoston Financial Corp.         40,900         1,323,115
Golden State Bancorp, Inc.          20,100           728,625
Golden West Financial Corp.         12,600           866,628
Greenpoint Financial Corp.           8,700           427,170
Hibernia Corp., Cl. A                  700            13,853
Independence Community Bank Corp.    1,600            45,968
Indymac Mortgage Holdings, Inc.(1)   1,900            43,092
KeyCorp                             24,700           674,310
National City Corp.                 24,400           811,300
New York Community Bancorp, Inc.       700            18,970
North Fork Bancorp, Inc.             3,700           147,297
PNC Financial Services Group         9,600           501,888
Regions Financial Corp.              1,200            42,180
SunTrust Banks, Inc.                15,200         1,029,344
TCF Financial Corp.                    400            19,640
U.S. Bancorp                         8,025           187,384
Wachovia Corp.                      19,900           759,782
Webster Financial Corp.                200             7,648
Wells Fargo Co.                     15,700           785,942
                                                ------------
                                                  14,629,823
------------------------------------------------------------
DIVERSIFIED FINANCIALS--7.1%
Affiliated Managers Group, Inc.(1)   3,900           239,850
American Express Co.                20,300           737,296
American Home Mortgage
   Holdings, Inc.                      300             3,747
Bear Stearns Cos., Inc. (The)        7,700           471,240
Citigroup, Inc.                     80,333         3,112,904
Countrywide Credit Industries,
   Inc.                              9,900           477,675
Doral Financial Corp.                  600            20,034
Fannie Mae                          22,300         1,644,625



6  GROWTH PORTFOLIO

                                                MARKET VALUE
                                    SHARES        SEE NOTE 1
------------------------------------------------------------
DIVERSIFIED FINANCIALS Continued
Freddie Mac                         17,300      $  1,058,760
Goldman Sachs Group, Inc. (The)      6,700           491,445
Hawthorne Financial Corp.(1)         8,900           288,449
Household International, Inc.       27,000         1,341,900
Instinet Group, Inc.(1)                100               652
J.P. Morgan Chase & Co.             34,700         1,177,024
Lehman Brothers Holdings, Inc.       9,000           562,680
Moody's Corp.                        1,400            69,650
Morgan Stanley Dean Witter          23,900         1,029,612
Neuberger Berman, Inc.                 100             3,660
New Century Financial Corp.            400            13,988
Providian Financial Corp.            4,600            27,048
SEI Investments Co.                  2,900            81,693
SLM Corp.                            7,700           746,130
State Street Corp.                  23,800         1,063,860
Stilwell Financial, Inc.             4,200            76,440
Waddell & Reed Financial, Inc.         200             4,584
                                                ------------
                                                  14,744,946
------------------------------------------------------------
INSURANCE--7.7%
ACE Ltd.                            13,300           420,280
AFLAC, Inc.                         23,800           761,600
Allstate Corp.                      22,100           817,258
American International Group,
   Inc.                             35,437         2,417,866
Brown & Brown, Inc.                    600            18,900
Chubb Corp.                         10,100           715,080
Fidelity National Financial, Inc.   12,596           398,034
Hilb, Rogal & Hamilton Co.           2,600           117,650
Jefferson-Pilot Corp.                1,600            75,200
John Hancock Financial Services,
   Inc.                             24,900           876,480
Lincoln National Corp.              15,100           634,200
Loews Corp.                         13,000           688,870
Marsh & McLennan Cos., Inc.          9,500           917,700
MBIA, Inc.                           9,050           511,596
MetLife, Inc.                       40,600         1,169,280
MGIC Investment Corp.                4,300           291,540
Ohio Casualty Corp.(1)                 600            12,540
Phoenix Cos., Inc. (The)             4,000            73,400
PMI Group, Inc. (The)                7,400           282,680
Principal Financial Group, Inc.
  (The)(1)                           7,600           235,600
Progressive Corp.                   22,700         1,313,195
Prudential Financial, Inc.(1)       23,700           790,632
Radian Group, Inc.                   7,000           341,950
RenaissanceRe Holdings Ltd.          3,000           109,800
St. Paul Cos., Inc.                 18,300           712,236
Travelers Property Casualty
   Corp., Cl. A(1)                  16,900           299,130
XL Capital Ltd., Cl. A              11,000           931,700
                                                ------------
                                                  15,934,397

                                                MARKET VALUE
                                    SHARES        SEE NOTE 1
------------------------------------------------------------
REAL ESTATE--0.2%
Equity Office Properties Trust      14,000      $    421,400
Equity Residential                     800            23,000
St. Joe Co. (The)                    2,800            84,056
                                                ------------
                                                     528,456
------------------------------------------------------------
HEALTH CARE--12.1%
------------------------------------------------------------
BIOTECHNOLOGY--0.8%
Amgen, Inc.(1)                      10,100           422,988
Charles River Laboratories
   International, Inc.(1)              600            21,030
Chiron Corp.(1)                      7,800           275,730
Genentech, Inc.(1)                   7,200           241,200
Sicor, Inc.(1)                       4,000            74,160
Techne Corp.(1)                      1,000            28,220
Wyeth                               10,400           532,480
                                                ------------
                                                   1,595,808
------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.0%
Bard (C.R.), Inc.                    1,100            62,238
Baxter International, Inc.          25,600         1,137,920
Becton, Dickinson & Co.             11,400           392,730
Bio-Rad Laboratories, Inc., Cl. A(1)   200             9,102
Cooper Cos., Inc. (The)                600            28,260
Diagnostic Products Corp.              200             7,400
Medtronic, Inc.                      2,500           107,125
Stryker Corp.                        6,500           347,815
Zimmer Holdings, Inc.(1)             2,650            94,499
                                                ------------
                                                   2,187,089
------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.2%
Aetna, Inc.                            700            33,579
Apria Healthcare Group, Inc.(1)      2,100            47,040
Caremark Rx, Inc.(1)                28,400           468,600
Cigna Corp.                         11,000         1,071,620
Covance, Inc.(1)                     2,000            37,500
DaVita, Inc.(1)                      3,500            83,300
Dianon Systems, Inc.(1)                100             5,342
Express Scripts, Inc.(1)             2,200           110,242
First Health Group Corp.(1)          2,000            56,080
HCA, Inc.                           24,100         1,144,750
Health Net, Inc.(1)                  5,900           157,943
Laboratory Corp. of America
   Holdings, Inc.(1)                 5,100           232,815
LifePoint Hospitals, Inc.(1)           100             3,631
Lincare Holdings, Inc.(1)            4,600           148,580
Manor Care, Inc.(1)                 10,800           248,400
McKesson Corp.                       9,700           317,190
Mid Atlantic Medical Services,
   Inc.(1)                           1,500            47,025
Oxford Health Plans, Inc.(1)        18,800           873,448
Pediatrix Medical Group, Inc.(1)     2,900            72,500
PSS World Medical, Inc.(1)             900             7,290



7  GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                MARKET VALUE
                                    SHARES        SEE NOTE 1
------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Quest Diagnostics, Inc.(1)           2,900      $    249,545
Schein (Henry), Inc.(1)              2,200            97,900
Tenet Healthcare Corp.(1)           17,100         1,223,505
Trigon Healthcare, Inc.(1)           4,200           422,436
UnitedHealth Group, Inc.             7,400           677,470
Universal Health Services, Inc.,
   Cl. B(1)                          5,700           279,300
WellPoint Health Networks, Inc.(1)   7,700           599,137
                                                ------------
                                                   8,716,168
------------------------------------------------------------
PHARMACEUTICALS--6.1%
Abbott Laboratories                  4,200           158,130
Allergan, Inc.                       2,200           146,850
Bristol-Myers Squibb Co.            15,000           385,500
Forest Laboratories, Inc.(1)         9,200           651,360
ICN Pharmaceuticals, Inc.            1,900            45,999
Johnson & Johnson                   49,518         2,587,811
Lilly (Eli) & Co.                   18,200         1,026,480
Merck & Co., Inc.                   55,700         2,820,648
Mylan Laboratories, Inc.             1,400            43,890
Pfizer, Inc.                       109,125         3,819,375
Schering-Plough Corp.               32,300           794,580
Taro Pharmaceutical Industries
   Ltd.(1)                           4,400           107,888
                                                ------------
                                                  12,588,511
------------------------------------------------------------
INDUSTRIALS--9.6%
------------------------------------------------------------
AEROSPACE & DEFENSE--1.0%
Engineered Support Systems, Inc.     1,700            88,910
FLIR Systems, Inc.(1)                  400            16,788
General Dynamics Corp.               2,700           287,145
Goodrich Corp.                       7,200           196,704
Honeywell International, Inc.        3,500           123,305
Lockheed Martin Corp.               12,200           847,900
Precision Castparts Corp.            1,900            62,700
Raytheon Co.                         5,700           232,275
Rockwell Collins, Inc.              10,300           282,426
                                                ------------
                                                   2,138,153
------------------------------------------------------------
AIR FREIGHT & COURIERS--1.3%
FedEx Corp.                         26,100         1,393,740
United Parcel Service, Inc.,
   Cl. B                            20,700         1,278,225
                                                ------------
                                                   2,671,965
------------------------------------------------------------
AIRLINES--0.2%
Southwest Airlines Co.              33,000           533,280
------------------------------------------------------------
BUILDING PRODUCTS--0.3%
Lennox International, Inc.             700            12,593
Masco Corp.                         24,200           656,062
                                                ------------
                                                     668,655

                                                MARKET VALUE
                                    SHARES        SEE NOTE 1
------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.6%
Amdocs Ltd.(1)                      12,100      $     91,355
Automatic Data Processing, Inc.     25,400         1,106,170
Certegy, Inc.(1)                       200             7,422
ChoicePoint, Inc.(1)                   266            12,095
Concord EFS, Inc.(1)                 3,000            90,420
Corinthian Colleges, Inc.(1)         1,800            61,002
CSG Systems International, Inc.(1)   1,500            28,710
Deluxe Corp.                         2,100            81,669
Expedia, Inc., Cl. A(1)                500            29,645
FactSet Research Systems, Inc.         300             8,931
First Data Corp.                    33,400         1,242,480
Fiserv, Inc.(1)                        500            18,355
FTI Consulting, Inc.(1)                400            14,004
H&R Block, Inc.                     15,200           701,480
Harland (John H.) Co.                  100             2,820
Headwaters, Inc.(1)                    700            11,025
Imagistics International, Inc.(1)      280             6,012
IMS Health, Inc.                    19,600           351,820
ITT Educational Services, Inc.(1)    2,800            61,040
Moore Corp. Ltd.(1)                    500             5,740
NDCHealth Corp.                        100             2,790
Paychex, Inc.                       17,900           560,091
Per-Se Technologies, Inc.(1)         2,100            19,318
Pittston Brink's Group                 700            16,800
Right Management Consultants, Inc.     450            11,834
Sabre Holdings Corp.(1)              4,500           161,100
Viad Corp.                           1,800            46,800
Waste Management, Inc.              22,600           588,730
                                                ------------
                                                   5,339,658
------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.0%
EMCOR Group, Inc.(1)                   300            17,610
------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.4%
Emerson Electric Co.                 9,900           529,749
Molex, Inc., Cl. A                   5,300           145,379
Rockwell Automation, Inc.            6,500           129,870
                                                ------------
                                                     804,998
------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.9%
3M Co.                              11,200         1,377,600
General Electric Co.               156,500         4,546,325
                                                ------------
                                                   5,923,925
------------------------------------------------------------
MACHINERY--0.3%
AGCO Corp.(1)                          500             9,750
Briggs & Stratton Corp.                100             3,834
Cummins, Inc.                          400            13,240
Deere & Co.                          1,800            86,220
Dover Corp.                          2,700            94,500
Eaton Corp.                            300            21,825
EnPro Industries, Inc.(1)            1,440             7,560


8  GROWTH PORTFOLIO

                                                MARKET VALUE
                                    SHARES        SEE NOTE 1
------------------------------------------------------------
MACHINERY Continued
Ingersoll-Rand Co., Cl. A            7,200      $    328,752
Paccar, Inc.                           450            19,976
Pentair, Inc.                        1,000            48,080
Timken Co.                             600            13,398
                                                ------------
                                                     647,135
------------------------------------------------------------
ROAD & RAIL--0.6%
Burlington Northern Santa Fe Corp.  13,900           417,000
CSX Corp.                              800            28,040
Hunt (J.B.) Transport Services,
   Inc.(1)                             200             5,904
Norfolk Southern Corp.                 900            21,042
Ryder Systems, Inc.                  1,000            27,090
Union Pacific Corp.                 10,600           670,768
                                                ------------
                                                   1,169,844
------------------------------------------------------------
INFORMATION TECHNOLOGY--8.8%
------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.4%
Adaptec, Inc.(1)                     2,600            20,514
Cisco Systems, Inc.(1)              55,900           779,805
McDATA Corp., Cl. A(1)               1,534            13,515
Scientific-Atlanta, Inc.             1,300            21,385
Tellium, Inc.(1)                     4,800             4,464
                                                ------------
                                                     839,683
------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.5%
Dell Computer Corp.(1)              55,600         1,453,384
Handspring, Inc.(1)                  2,300             4,002
Hewlett-Packard Co.                 49,214           751,990
International Business Machines
   Corp.                            38,900         2,800,800
Storage Technology Corp.(1)          4,400            70,268
Western Digital Corp.(1)            13,000            42,250
                                                ------------
                                                   5,122,694
------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
Arrow Electronics, Inc.(1)             400             8,300
AVX Corp.                            3,500            57,155
Benchmark Electronics, Inc.(1)       3,300            95,700
Ingram Micro, Inc., Cl. A              400             5,500
OSI Systems, Inc.(1)                   200             3,966
Tech Data Corp.(1)                   5,300           200,605
                                                ------------
                                                     371,226
------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Websense, Inc.(1)                    1,500            38,355
------------------------------------------------------------
IT CONSULTING & SERVICES--0.0%
Acxiom Corp.(1)                        300             5,247
J.D. Edwards & Co.(1)                1,300            15,795
StorageNetworks, Inc.(1)             3,900             7,679
                                                ------------
                                                      28,721

                                                MARKET VALUE
                                    SHARES        SEE NOTE 1
------------------------------------------------------------
OFFICE ELECTRONICS--0.0%
Ikon Office Solutions, Inc.            100      $        940
Xerox Corp.                          9,500            66,215
                                                ------------
                                                      67,155
------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--2.2%
Analog Devices, Inc.(1)             14,900           442,530
Cabot Microelectronics Corp.(1)      5,000           215,800
Cymer, Inc.(1)                       2,100            73,584
ESS Technology, Inc.(1)              3,900            68,406
Integrated Circuit Systems,
   Inc.(1)                           1,700            34,323
Intel Corp.                        144,300         2,636,361
Intersil Corp., Cl. A(1)             1,400            29,932
KLA-Tencor Corp.(1)                 15,800           695,042
Rambus, Inc.(1)                      7,100            29,039
Semtech Corp.(1)                     4,700           125,490
Xilinx, Inc.(1)                      7,100           159,253
                                                ------------
                                                   4,509,760
------------------------------------------------------------
SOFTWARE--3.5%
Activision, Inc.(1)                  1,200            34,872
Autodesk, Inc.                       2,300            30,475
Cadence Design Systems, Inc.(1)     13,400           216,008
Citrix Systems, Inc.(1)              1,600             9,664
Electronic Arts, Inc.(1)             5,200           343,460
Fair, Isaac & Co., Inc.                600            19,722
Kronos, Inc.(1)                        450            13,720
Microsoft Corp.(1)                 100,100         5,475,470
Network Associates, Inc.(1)          9,100           175,357
Oracle Corp.(1)                     84,400           799,268
Sybase, Inc.(1)                      2,300            24,265
                                                ------------
                                                   7,142,281
------------------------------------------------------------
MATERIALS--2.8%
------------------------------------------------------------
CHEMICALS--0.8%
Air Products & Chemicals, Inc.       7,500           378,525
Du Pont (E.I.) de Nemours & Co.     19,800           879,120
Georgia Gulf Corp.                     200             5,288
Hercules, Inc.(1)                      400             4,640
IMC Global, Inc.                       700             8,750
International Flavors & Fragrances,
   Inc.                              4,300           139,707
PPG Industries, Inc.                   900            55,710
Praxair, Inc.                        2,700           153,819
Rohm & Haas Co.                      2,500           101,225
                                                ------------
                                                   1,726,784
------------------------------------------------------------
CONTAINERS & PACKAGING--0.3%
Ball Corp.                           3,600           149,328
Crown Cork & Seal Co., Inc.(1)       3,800            26,030
Owens-Illinois, Inc.(1)              4,300            59,082
Pactiv Corp.(1)                      7,800           185,640


9  GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                MARKET VALUE
                                    SHARES        SEE NOTE 1
------------------------------------------------------------
CONTAINERS & PACKAGING Continued
Sealed Air Corp.(1)                  1,900      $     76,513
Temple-Inland, Inc.                    400            23,144
                                                ------------
                                                     519,737
------------------------------------------------------------
METALS & MINING--1.2%
Alcan, Inc.                         20,700           776,664
Alcoa, Inc.                         14,600           483,990
Barrick Gold Corp.                  19,700           374,103
Freeport-McMoRan Copper &
   Gold, Inc., Cl. B(1)             13,800           246,330
Meridian Gold, Inc.(1)                 300             4,815
Newmont Mining Corp. (Holding Co.)  15,500           408,115
Nucor Corp.                            500            32,520
Peabody Energy Corp.                 1,900            53,770
                                                ------------
                                                   2,380,307
------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.5%
Georgia-Pacific Corp.                7,200           176,976
International Paper Co.             11,400           496,812
Weyerhaeuser Co.                     6,300           402,255
                                                ------------
                                                   1,076,043
------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.0%
------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.5%
Alltel Corp.                         6,800           319,600
BellSouth Corp.                     42,900         1,351,350
SBC Communications, Inc.            96,900         2,955,450
Sprint Corp. (Fon Group)            24,400           258,884
Verizon Communications, Inc.        57,500         2,308,625
                                                ------------
                                                   7,193,909
------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
AT&T Corp.(2)                       99,600         1,065,720
Metro One Telecommunication,
   Inc.(1)                           2,250            31,410
                                                ------------
                                                   1,097,130
------------------------------------------------------------
UTILITIES--3.4%
------------------------------------------------------------
ELECTRIC UTILITIES--3.2%
Allete, Inc.                           400            10,840
Conectiv, Inc.                      11,500           296,815
Consolidated Edison Co. of
   New York, Inc.                    7,100           296,425
DTE Energy Co.                       6,900           308,016
Duke Energy Corp.                    8,700           270,570
Entergy Corp.                       14,500           615,380
Exelon Corp.                        30,075         1,572,922
FirstEnergy Corp.                   26,000           867,880
FPL Group, Inc.                     10,300           617,897
Paramount Resources Ltd.(1)         30,000           295,877
Progress Energy, Inc.                  800            41,608
Public Service Enterprise Group,
   Inc.                              2,900           125,570

                                                MARKET VALUE
                                    SHARES        SEE NOTE 1
------------------------------------------------------------
Southern Co.                        11,800      $    323,320
TXU Corp.                           18,100           933,055
Xcel Energy, Inc.                    3,650            61,211
                                                ------------
                                                   6,637,386
------------------------------------------------------------
GAS UTILITIES--0.2%
El Paso Corp.                       10,311           212,510
Nicor, Inc.                          2,000            91,500
                                                ------------
                                                     304,010
                                                ------------
Total Common Stocks (Cost $214,818,097)          198,821,067

============================================================
PREFERRED STOCKS--0.0%
------------------------------------------------------------

Wachovia Corp., Dividend
   Equalization Preferred Shares
   (Cost $0)                         2,000               700

                                 PRINCIPAL
                                    AMOUNT
============================================================
REPURCHASE AGREEMENTS--4.1%
------------------------------------------------------------
Repurchase agreement with Zion
   Bank/Capital Markets Group,
   1.87%, dated 6/28/02, to be
   repurchased at $8,566,335 on
   7/1/02, collateralized by U.S.
   Treasury Nts., 6.50%, 10/15/06,
   with a value of $8,513,162 and
   U.S. Treasury Bills, 9/5/02, with
   a value of $237,346
   (Cost $8,565,000)            $8,565,000         8,565,000

------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
   (COST $223,383,097)               100.2%      207,386,767
------------------------------------------------------------
LIABILITIES IN EXCESS OF
   OTHER ASSETS                       (0.2)         (474,274)
                                ----------------------------
NET ASSETS                           100.0%     $206,912,493
                                ============================



FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Non-income producing security.
2. Securities with an aggregate market value of $952,300 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


10  GROWTH PORTFOLIO


STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 June 30, 2002
===========================================================================================================================
 ASSETS
---------------------------------------------------------------------------------------------------------------------------
 Investments, at value (cost $223,383,097)-- see accompanying statement                                       $207,386,767
---------------------------------------------------------------------------------------------------------------------------
 Cash                                                                                                                  677
----------------------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                                                                2,778,817
 Interest and dividends                                                                                            247,884
 Daily variation on futures contracts                                                                               23,200
 Shares of capital stock sold                                                                                        9,629
 Other                                                                                                              13,286
                                                                                                              -------------
 Total assets                                                                                                  210,460,260

===========================================================================================================================
 LIABILITIES
---------------------------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                                                           3,228,720
 Shares of capital stock redeemed                                                                                  307,051
 Transfer and shareholder servicing agent fees                                                                       1,511
 Directors' compensation                                                                                                86
 Other                                                                                                              10,399
                                                                                                              -------------
 Total liabilities                                                                                               3,547,767

===========================================================================================================================
 NET ASSETS                                                                                                   $206,912,493
                                                                                                              =============

===========================================================================================================================
 COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
 Par value of shares of capital stock                                                                         $    130,188
---------------------------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                                    306,671,206
---------------------------------------------------------------------------------------------------------------------------
 Undistributed net investment income                                                                               841,830
---------------------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions                                (84,774,109)
---------------------------------------------------------------------------------------------------------------------------
 Net unrealized depreciation on investments and translation of
 assets and liabilities denominated in foreign currencies                                                      (15,956,622)
                                                                                                              -------------
 NET ASSETS--applicable to 130,188,323 shares of capital stock outstanding                                    $206,912,493
                                                                                                              =============

===========================================================================================================================
 NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                                            $1.59
                                                                                                                     ======


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


11  GROWTH PORTFOLIO


STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended June 30, 2002
===========================================================================================================================
 INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $8,531)                                                       $  1,572,505
---------------------------------------------------------------------------------------------------------------------------
 Interest                                                                                                           44,810
                                                                                                              -------------
 Total investment income                                                                                         1,617,315

===========================================================================================================================
 EXPENSES
---------------------------------------------------------------------------------------------------------------------------
 Management fees                                                                                                   715,464
---------------------------------------------------------------------------------------------------------------------------
 Legal, auditing and other professional fees                                                                         9,500
---------------------------------------------------------------------------------------------------------------------------
 Accounting service fees                                                                                             7,500
---------------------------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                                                                       6,495
---------------------------------------------------------------------------------------------------------------------------
 Directors' compensation                                                                                             2,533
---------------------------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                                         1,116
---------------------------------------------------------------------------------------------------------------------------
 Other                                                                                                               1,935
                                                                                                              -------------
 Total expenses                                                                                                    744,543
 Less reduction to custodian expenses                                                                                  (91)
                                                                                                              -------------
 Net expenses                                                                                                      744,452

===========================================================================================================================
 NET INVESTMENT INCOME                                                                                             872,863

===========================================================================================================================
 REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
 Net realized loss on:
 Investments                                                                                                   (12,319,570)
 Closing of futures contracts                                                                                       (1,657)
 Foreign currency transactions                                                                                     (23,927)
                                                                                                              -------------
 Net realized loss                                                                                             (12,345,154)

---------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments                                                                                                    (5,689,886)
 Translation of assets and liabilities denominated in foreign currencies                                           116,632
                                                                                                              -------------
 Net change                                                                                                     (5,573,254)
                                                                                                              -------------
 Net realized and unrealized loss                                                                              (17,918,408)

===========================================================================================================================
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                         $(17,045,545)
                                                                                                              =============



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


12  GROWTH PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                SIX MONTHS            YEAR
                                                                                                    ENDED            ENDED
                                                                                             JUNE 30, 2002    DECEMBER 31,
                                                                                               (UNAUDITED)            2001
===========================================================================================================================
 OPERATIONS
---------------------------------------------------------------------------------------------------------------------------
 Net investment income                                                                        $    872,863    $  2,067,228
---------------------------------------------------------------------------------------------------------------------------
 Net realized loss                                                                             (12,345,154)    (38,720,140)
---------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                                           (5,573,254)      4,006,669
                                                                                              -----------------------------
 Net decrease in net assets resulting from operations                                          (17,045,545)    (32,646,243)

===========================================================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income                                                           (2,049,067)     (3,553,353)

===========================================================================================================================
 CAPITAL STOCK TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------
 Net decrease in net assets resulting from capital stock transactions                          (16,567,500)    (54,436,409)

===========================================================================================================================
 NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
 Total decrease                                                                                (35,662,112)    (90,636,005)
---------------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                                           242,574,605     333,210,610
                                                                                              -----------------------------
 End of period (including undistributed net investment
 income of $841,830 and $2,018,034 respectively)                                              $206,912,493    $242,574,605
                                                                                              =============================



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

13  GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                     SIX MONTHS                                                          YEAR
                                                          ENDED                                                         ENDED
                                                  JUNE 30, 2002                                                      DECEMBER
                                                    (UNAUDITED)        2001         2000        1999         1998    31, 1997
==============================================================================================================================
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                    $ 1.73      $ 1.96       $ 2.99      $ 3.27       $ 3.45      $ 2.98
------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                      .01         .02          .03         .05          .04         .04
 Net realized and unrealized gain (loss)                   (.13)       (.23)        (.35)       (.17)         .26         .69
                                                  ----------------------------------------------------------------------------
 Total from investment operations                          (.12)       (.21)        (.32)       (.12)         .30         .73
------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      (.02)       (.02)        (.05)       (.04)        (.04)       (.03)
 Distributions from net realized gain                        --          --         (.66)       (.12)        (.44)       (.23)
                                                  ----------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                           (.02)       (.02)        (.71)       (.16)        (.48)       (.26)
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $1.59       $1.73        $1.96       $2.99        $3.27       $3.45
                                                  ============================================================================

==============================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)                      (7.31)%    (10.61)%     (12.66)%     (3.76)%       8.43%      26.37%
------------------------------------------------------------------------------------------------------------------------------

==============================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)              $206,912    $242,575     $333,211    $668,139     $918,871    $831,371
------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $230,649    $273,890     $460,272    $808,715     $877,874    $721,555
------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                     0.76%       0.75%        0.78%       1.28%        1.16%       1.38%
 Expenses                                                  0.65%       0.64%        0.59%       0.53%        0.53%(3)    0.54%(3)
------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     31%         76%         118%        132%          98%         92%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


14  GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Unaudited


================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES
 Growth Portfolio (the Portfolio) is a series of Panorama Series Fund, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio's investment objective is to seek a high total return. The Portfolio's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Portfolio are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor.
    The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The accounting records of the Portfolio are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations.

--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. The Portfolio, along with other affiliated entities managed by OFI, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Portfolio intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
    As of June 30, 2002, the Portfolio had available for federal income tax purposes an estimated unused capital loss carryforward of $83,529,278. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.


15  GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 As of December 31, 2001, the Portfolio had available for federal income tax purposes unused capital loss carryforwards as follows:
             EXPIRING
             -------------------------------
               2008              $32,898,936
               2009               38,285,188
                                 -----------
              Total              $71,184,124
                                 ===========

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
 2. SHARES OF CAPITAL STOCK
 The Portfolio has authorized 510 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:


                                                         SIX MONTHS ENDED JUNE 30, 2002       YEAR ENDED DECEMBER 31, 2001
                                                               SHARES            AMOUNT           SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------
 Sold                                                       2,406,455      $  4,103,660        5,192,716      $  9,276,909
 Dividends and/or distributions reinvested                  1,164,242         2,049,067        2,042,156         3,553,353
 Redeemed                                                 (13,399,093)      (22,720,227)     (37,333,091)      (67,266,671)
                                                          -----------------------------------------------------------------
 Net decrease                                              (9,828,396)     $(16,567,500)     (30,098,219)     $(54,436,409)
                                                          =================================================================



16  GROWTH PORTFOLIO

================================================================================
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2002, were $69,901,887 and $89,635,368, respectively.


================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Portfolio which provides for a fee of 0.625% of the first $300 million of average daily net assets of the Portfolio, 0.50% of the next $100 million, and 0.45% of average daily net assets over $400 million. The Portfolio's management fee for the six months ended June 30, 2002 was an annualized rate of 0.625%.

--------------------------------------------------------------------------------
 ACCOUNTING FEES. The Manager acts as the accounting agent for the Portfolio at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a $19.75 per account fee. Additionally, portfolios offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Portfolio is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.25% of average net assets of the Portfolio. This undertaking may be amended or withdrawn at any time.

================================================================================
 5. FOREIGN CURRENCY CONTRACTS
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Portfolio may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and to seek to protect against adverse exchange rate fluctuation. Risks to the Portfolio include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Portfolio may realize a gain or loss upon the closing or settlement of the forward transaction. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.



17  GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

================================================================================
 6. FUTURES CONTRACTS
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Portfolio may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Portfolio may also buy or write put or call options on these futures contracts.
    The Portfolio generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Portfolio may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
    Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.
    Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as closing and expiration of futures contracts.
    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

 As of June 30, 2002, the Portfolio had outstanding futures contracts as follows:


                                              EXPIRATION             NUMBER OF       VALUATION AS OF            UNREALIZED
 CONTRACT DESCRIPTION                               DATE             CONTRACTS         JUNE 30, 2002          APPRECIATION
--------------------------------------------------------------------------------------------------------------------------
 CONTRACTS TO PURCHASE
 Russell 2000 Index Futures                      9/19/02                    16            $3,706,800               $39,689


18  GROWTH PORTFOLIO

SHAREHOLDER MEETING  Unaudited

On June 10, 2002, a shareholder meeting was held at which all of the nominated Directors were elected and all proposals were approved by shareholders as described in the Company's proxy statement for that meeting. The following is a report of the votes cast:

PROPOSAL NO. 1


NOMINEE                                               FOR                         WITHHELD                               TOTAL
------------------------------------------------------------------------------------------------------------------------------
James C. Swain                            554,453,294.637                   23,822,865.769                     578,276,160.406
John V. Murphy                            555,411,186.743                   22,864,973.663                     578,276,160.406
William L. Armstrong                      554,656,590.095                   23,619,570.311                     578,276,160.406
Robert G. Avis                            554,199,464.856                   24,076,695.550                     578,276,160.406
George C. Bowen                           555,097,620.087                   23,178,540.319                     578,276,160.406
Edward L. Cameron                         555,692,201.900                   22,583,958.506                     578,276,160.406
Jon S. Fossel                             555,363,483.510                   22,912,676.896                     578,276,160.406
Sam Freedman                              555,098,773.718                   23,177,386.688                     578,276,160.406
F. William Marshall, Jr.                  555,644,454.928                   22,631,705.478                     578,276,160.406


PROPOSAL NO. 2
Approval of the elimination of certain fundamental investment policies of the
Portfolio:


                              FOR                  AGAINST                          ABSTAIN                              TOTAL
------------------------------------------------------------------------------------------------------------------------------
(a)  Amendment of the fundamental investment policy with respect to issuing senior securities:
                  120,349,832.785            6,651,902.438                    8,875,346.892                    135,877,082.115
(b)  Amendment of the fundamental investment policy with respect to industry concentration:
                  120,070,418.658            7,429,731.254                    8,376,932.203                    135,877,082.115
(c)  Elimination of the fundamental investment policy with respect to investing in a company for the purpose of acquiring control:
                  117,824,804.385            8,329,059.851                    9,723,217.878                    135,877,082.114
(d)  Elimination of the fundamental investment policy with respect to investing in other investment companies:
                  117,682,453.958            8,965,933.120                    9,228,695.036                    135,877,082.114
(e)  Amendment of the fundamental investment policy with respect to investing in oil, gas or other mineral exploration or development programs, real estate and commodities:
                  117,041,340.534            8,753,501.412                   10,082,240.167                    135,877,082.113
(f)  Elimination of the fundamental investment policy with respect to purchasing securities on margin and making short sales:
                  114,372,871.052           11,100,724.504                   10,403,486.560                    135,877,082.116
(g)  Elimination of the fundamental investment policy with respect to writing, purchasing or selling puts, calls or combinations thereof:
                  115,934,835.195            9,497,148.971                   10,445,097.947                    135,877,082.113


19  GROWTH PORTFOLIO

SHAREHOLDER MEETING  Unaudited / Continued


PROPOSAL NO. 2 Continued


                              FOR                  AGAINST                          ABSTAIN                              TOTAL
------------------------------------------------------------------------------------------------------------------------------
(h) Elimination of the fundamental investment policy with respect to investing in securities of foreign issuers:
                  118,238,553.369            8,732,427.391                    8,906,101.354                    135,877,082.114
(i)  Amendment of the fundamental investment policy with respect to borrowing:
                  116,203,828.992            9,384,846.286                   10,288,406.836                    135,877,082.114
(j)  Elimination of the fundamental investment policy with respect to pledging, mortgaging or hypothecating assets:
                  115,221,171.818           10,548,875.619                   10,107,034.675                    135,877,082.112
(k)  Amendment of the fundamental investment policy with respect to lending:
                  116,831,221.619            9,257,251.887                    9,788,608.608                    135,877,082.114
(l)  Amendment of the fundamental investment policy with respect to diversification:
                  119,651,470.036            7,246,510.841                    8,979,101.238                    135,877,082.115


20  GROWTH PORTFOLIO

 A SERIES OF PANORAMA SERIES FUND, INC.

GROWTH PORTFOLIO

===========================================================================================================================
 DIRECTORS AND OFFICERS       James C. Swain, Director, CEO and Chairman of the Board
                              John V. Murphy, President and Director
                              William L. Armstrong, Director
                              Robert G. Avis, Director
                              George C. Bowen, Director
                              Edward L. Cameron, Director
                              Jon S. Fossel, Director
                              Sam Freedman, Director
                              Beverly L. Hamilton, Director
                              Robert J. Malone, Director
                              F. William Marshall, Jr., Director
                              Charles Albers, Vice President
                              Nikolaos Monoyios, Vice President
                              Robert G. Zack, Vice President and Secretary
                              Brian W. Wixted, Treasurer
                              Katherine P. Feld, Assistant Secretary
                              Kathleen T. Ives, Assistant Secretary
                              Denis R. Molleur, Assistant Secretary


===========================================================================================================================
 INVESTMENT ADVISOR           OppenheimerFunds, Inc.


===========================================================================================================================
 DISTRIBUTOR                  OppenheimerFunds Distributor, Inc.


===========================================================================================================================
 TRANSFER AGENT               OppenheimerFunds Services


===========================================================================================================================
 INDEPENDENT AUDITORS         Deloitte & Touche LLP


===========================================================================================================================
 LEGAL COUNSEL                Myer, Swanson, Adams & Wolf, P.C.

                              The financial statements included herein have been taken from the records of the Portfolio without examination of those records by the independent auditors.

                              For more complete information about Growth
                              Portfolio, please refer to the Prospectus. To obtain a copy or for information on how to obtain a separate account prospectus, call
                              OppenheimerFunds, Inc. at 1.800.981.2871.


21  GROWTH PORTFOLIO

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                                                                  [LOGO OMITTED]
                                             OPPENHEIMERFUNDS[REGISTRATION MARK]
                                                               Distributor, Inc.

[COPYRIGHT]Copyright 2002 OppenheimerFunds, Inc. All rights reserved.